Segment Information - Schedule of Long-Lived Assets Based on Geographical Location (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 768	$ 665
Expenditures for long-lived assets	262	128	$ 133
U.S.
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	590	540
Italy
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	107	52
Rest of Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	50	56
All other
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 21	$ 17